Loss per share (Tables)	3 Months Ended	15 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share attributable to common stockholders

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the three months ended December 31, 2025 (in thousands, except per share amounts):

	Net loss	Weighted average shares	Loss per share
Continuing operations, basic and diluted	$(8,614)	33,737,015	$(0.26)
Discontinued operations, basic and diluted	$—	33,737,015	$—
Net loss	$(8,614)	33,737,015	$(0.26)

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the year ended September 30, 2025 (in thousands, except per share amounts):

	Net loss	Weighted average shares	Loss per share
Continuing operations, basic and diluted	$(8,639)	21,107,043	$(0.41)
Discontinued operations, basic and diluted	$(36,367)	21,107,043	$(1.72)
Net loss	$(45,006)	21,107,043	$(2.13)